Share-Based Payment (Details 1) ₪ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪) Year ₪ / shares	Dec. 31, 2023 USD ($) Year $ / shares	Dec. 31, 2022 ILS (₪) Year ₪ / shares	Dec. 31, 2022 USD ($) Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		10,193,577
Allocated Options To Employees Dated 14.03.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	3/14/2023	3/14/2023
Number of options | $		124,000		541,400
Option value in NIS/USD | (per share)	₪ 23.83	$ 6.57
Exercise price in NIS	64.91
Share price in NIS	₪ 62.95
Risk-free interest rate	3.88%	3.88%
Standard deviation	32.81%	32.81%
Value of options	₪ 2,955	$ 815
Allocated Options To Employees Dated 23.03.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	3/23/2023	3/23/2023
Number of options | $		114,000
Option value in NIS/USD | (per share)	₪ 24.73	$ 6.85
Exercise price in NIS	60.32
Share price in NIS	₪ 62.5
Risk-free interest rate	3.74%	3.74%
Standard deviation	32.86%	32.86%
Value of options	₪ 2,819	$ 781
Allocated Options To Employees Dated 24.04.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	4/24/2023	4/24/2023
Number of options | $		220,000
Option value in NIS/USD | (per share)	₪ 23.63	$ 6.45
Exercise price in NIS	61.52
Share price in NIS	₪ 59.1
Risk-free interest rate	3.78%	3.78%
Standard deviation	33.09%	33.09%
Value of options	₪ 5,199	$ 1,420
Lifetime of options | Year	7	7
Allocated Options To Employees Dated 25.05.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	5/25/2023	5/25/2023
Number of options | $		24,000
Option value in NIS/USD | (per share)	₪ 30.74	$ 8.24
Exercise price in NIS	62.6
Share price in NIS	₪ 67.5
Risk-free interest rate	3.82%	3.82%
Standard deviation	33.19%	33.19%
Value of options	₪ 738	$ 198
Allocated Options To Employees Dated 18.12.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/18/2023	12/18/2023
Number of options | $		146,427
Option value in NIS/USD | (per share)	₪ 31.53	$ 8.63
Exercise price in NIS	62.81
Share price in NIS	₪ 71.23
Risk-free interest rate	3.80%	3.80%
Standard deviation	33.83%	33.83%
Value of options	₪ 4,617	$ 1,264
Allocated Options To Employees3 Dated 08.02.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2/8/2022	2/8/2022
Number of options | $		541,400
Option value in NIS/USD | (per share)	₪ 23.93	$ 7.42	₪ 23.93
Exercise price in NIS	72.3		72.3
Share price in NIS	₪ 68.4		₪ 68.4
Risk-free interest rate			1.40%	1.40%
Standard deviation			33.50%	33.50%
Value of options			₪ 12,956	$ 4,019
Allocated Options To Employees3 Dated 13.02.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2/13/2022	2/13/2022
Number of options | $		282,000		282,000
Option value in NIS/USD | (per share)	₪ 22.69	$ 6.96	₪ 22.69
Exercise price in NIS	72.84		72.8
Share price in NIS	₪ 66.8		₪ 66.8
Risk-free interest rate			1.40%	1.40%
Standard deviation			33.50%	33.50%
Value of options			₪ 6,399	$ 1,962
Allocated Options To Employees Dated 17.04.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	4/17/2022	4/17/2022
Number of options | $		269,250		269,250
Option value in NIS/USD | (per share)	₪ 27.92	$ 8.63	₪ 27.92
Exercise price in NIS	77.2		77.2
Share price in NIS	₪ 74.7		₪ 74.7
Risk-free interest rate			2.20%	2.20%
Standard deviation			33.90%	33.90%
Value of options			₪ 7,517	$ 2,323
Allocated Options To Employees Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	6/28/2022	6/28/2022
Number of options | $		100,000		100,000
Option value in NIS/USD | (per share)	₪ 28.14	$ 8.19	₪ 28.14
Exercise price in NIS	68.64		68.64
Share price in NIS	₪ 69.6		₪ 69.6
Risk-free interest rate			2.80%	2.80%
Standard deviation			34.40%	34.40%
Value of options			₪ 2,814	$ 819
Allocated Options To Employees Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	6/28/2022	6/28/2022
Number of options | $		146,000		146,000
Option value in NIS/USD | (per share)	₪ 29.53	$ 8.59	₪ 29.53
Exercise price in NIS	63.93		63.9
Share price in NIS	₪ 69.6		₪ 69.6
Risk-free interest rate			2.80%	2.80%
Standard deviation			34.40%	34.40%
Value of options			₪ 4,311	$ 1,255
Lifetime of options | Year			7	7
Allocated Options To Employees Dated 01.09.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/1/2022	9/1/2022
Number of options | $		97,000		97,000
Option value in NIS/USD | (per share)	₪ 33.82	$ 10.05	₪ 33.82
Exercise price in NIS	79.65		79.6
Share price in NIS	₪ 81.6		₪ 81.6
Risk-free interest rate			3.10%	3.10%
Standard deviation			34.50%	34.50%
Value of options			₪ 3,281	$ 975
Allocated Options To Employees1 Dated 01.09.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/1/2022	9/1/2022
Number of options | $		10,000		10,000
Option value in NIS/USD | (per share)	₪ 33.15	$ 9.85	₪ 33.15
Exercise price in NIS	81.43		81.4
Share price in NIS	₪ 81.6		₪ 81.6
Risk-free interest rate			3.10%	3.10%
Standard deviation			34.50%	34.50%
Value of options			₪ 332	$ 99
Allocated Options To Employees Dated 30.10.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	10/30/2022	10/30/2022
Number of options | $		25,000		25,000
Option value in NIS/USD | (per share)	₪ 29.1	$ 8.24	₪ 29.1
Exercise price in NIS	78.19		78.2
Share price in NIS	₪ 74.2		₪ 74.2
Risk-free interest rate			3.30%	3.30%
Standard deviation			34.40%	34.40%
Value of options			₪ 728	$ 206
Allocated Options To Employees1 Dated 18.12.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/18/2022	12/18/2022
Number of options | $		126,000		126,000
Option value in NIS/USD | (per share)	₪ 30.26	$ 8.79	₪ 30.26
Exercise price in NIS	74.66		74.7
Share price in NIS	₪ 74		₪ 74
Risk-free interest rate			3.40%	3.40%
Standard deviation			34.60%	34.60%
Value of options			₪ 3,813	$ 1,108